Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated amortization, patent and trademarks	$ 269,929	$ 258,294	$ 237,331
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	675,000,000	675,000,000	675,000,000
Common stock, issued	109,672,373	102,553,706	53,873,872
Common stock, outstanding	109,321,833	102,203,166	53,523,332
Treasury stock, shares	350,540	350,540	350,540
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	37,564,767	37,564,767	37,564,767
Preferred stock, issued	0	304,778	324,778
Preferred stock, outstanding	0	304,778	324,778
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	85	85	85
Preferred stock, issued	0.85	0.85	0.92
Preferred stock, outstanding	0.85	0.85	0.92